Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 103,736,543	$ 98,189,290
Less: accumulated depreciation	(24,896,491)	(18,620,517)
Total	78,840,052	79,568,773
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	65,985,565	61,778,651
Machinery Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	32,994,990	33,117,464
Electronic Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	1,583,108	2,187,806
Transportation Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	226,549	228,279
Other Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	84,997	81,431
Building Improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 2,861,334	$ 795,659